United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	February 14, 2002

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2001

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:	$115,231
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- --------
-------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP   Common           026874107    23073   290588 SH       SOLE                   290588
CINTAS                         Common           172908105    20260   422080 SH       SOLE                   422080
ILLINOIS TOOL WORKS            Common           452308109     9229   136275 SH       SOLE                   136275
INTEL                          Common           458140100    26343   837601 SH       SOLE                   837601
NEWS CORP LTD                  Common           652487703     2327    73159 SH       SOLE                    73159
NEWS CORP LTD PFD              Common           652487802    17442   659201 SH       SOLE                   659201
PROGRESSIVE CORP               Common           743315103    16558   110904 SH       SOLE                   110904